787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Equity Trust

Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 7 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”). The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Index (the “Underlying Index”). The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The Underlying Index seeks to provide stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to fluctuations between the values of the U.S. dollar and currencies in which the component securities are denominated. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of equity securities in emerging markets outside of the United States across a range of market capitalizations that are included in the MSCI Emerging Markets IMI Index. The Fund may invest up to 20% of its net assets in foreign currency forward contracts and other currency hedging instruments, certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including ETFs; exchange-traded notes; and in securities and other instruments not included in its Underlying Index, but which QS believes will help the Fund track its Underlying Index. In order to replicate the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts designed to offset the Fund’s exposure to currencies in which the Fund’s holdings are denominated.

Since the Fund will operate in the same manner as Legg Mason International Low Volatility High Dividend ETF (“LVHI”), another series of the Trust, the disclosures in the sections of the Fund’s Prospectus titled “Performance,” “Management,” “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-

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dealers and other financial intermediaries,” “Portfolio holdings,” “Tax advantaged product structure,” “More on fund management,” “Shareholder information,” “Dividends, other distributions and taxes,” “Creations and redemptions,” “Indexes” and “Disclaimers” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Organization of Legg Mason ETF Equity Trust,” “Investment Policies,” “Management,” “Investment Management and Other Services,” “Continuous Offering,” “Book Entry Only System,” “Determination of Net Asset Value,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” and “Taxes” are substantially similar to those sections in the Prospectus and SAI of LVHI, which has been reviewed by the Staff. In addition, much of the risk disclosure in the Fund’s Prospectus in the sections “Principal risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the Fund’s SAI in the “Investment Practices and Risk Factors” section is substantially similar to the risk disclosure provided for LVHI and has been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP